LEASES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
LEASES AND COMMITMENTS
Schedule of Group's assets under capital leases
Furniture, fixtures and electronic equipment	$197
Less: Accumulated amortization	(106)
$91

Summary by years of future minimum lease payments for operating leases and capital commitment
Years ended December 31,

2013	$21,625
2014	6,883
2015	5,258
2016	2,608
2017 and thereafter	1,251

Total minimum lease payments	$37,625